Equity - Additional Information (Detail) - USD ($)	1 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2016	Nov. 30, 2014	Sep. 30, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of equity [line items]
Dividend payable annual percentage	40.00%
Dividends payable per share				$ 0.80	$ 0.65
Treasury stock [member]
Disclosure of equity [line items]
Share repurchase program authorized amount		$ 250,000,000
Number of shares repurchase program			2,310,492
Share repurchase program period value			$ 136,400,000
Accelerated share repurchase [member]
Disclosure of equity [line items]
Share repurchase program period value					$ 113,600,000
Class A common stock [member]
Disclosure of equity [line items]
Common stock, shares authorised				80,000,000
Common stock, shares issued				33,861,872	33,835,747
Common stock, shares outstanding				31,421,265	31,337,856	31,257,686
Class B common stock [member]
Disclosure of equity [line items]
Common stock, shares authorised				80,000,000
Common stock, shares issued				10,938,125	10,938,125
Common stock, shares outstanding				10,938,125	10,938,125	10,938,125
Class C common stock [member]
Disclosure of equity [line items]
Common stock, shares authorised				80,000,000
Common stock, shares outstanding				0	0